Financial instruments-fair values and risk management - Liquidity risk (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions		12 Months Ended
	Jan. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 EUR (€)	Oct. 31, 2023 USD ($)	Jan. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 EUR (€)
Liquidity risk
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000
Number of common shares issued (in shares) | shares	4,479,088
Share price | (per share)	€ 3.35							$ 3.73
Principal amount		€ 82,395	€ 57,825
Cash and cash equivalents		19,099	35,951	€ 17,818					€ 48,156
Carrying amount		85,967	66,439	33,791
Total		108,739	86,877	36,844
Reconciliation of liabilities arising from financing activities
Beginning of year		60,122	22,539
Cash flows		13,044	35,113
Additions		10,354	1,384
Changes in maturity		(3,181)	1,086
End of year		80,340	60,122	22,539
Non-current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		53,176	15,394
Cash flows		(6,771)	36,631
Additions		8,659	65
Changes in maturity		(2,785)	1,086
End of year		52,279	53,176	15,394
Non-current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		13,125	15,394
Cash flows		(784)	(2,334)
Additions		2,236	65
Changes in maturity		(2,178)
End of year		12,399	13,125	15,394
Current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		6,946	7,145
Cash flows		19,815	(1,518)
Additions		1,695	1,319
Changes in maturity		(396)
End of year		28,060	6,946	7,145
Non-current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year		40,051
Cash flows		(5,987)	38,965
Additions		6,423
Changes in maturity		(607)	1,086
End of year		39,880	40,051
Current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year		1,261	505
Cash flows			(505)
Additions			1,261
Changes in maturity		(1,261)
End of year			1,261	505
Bank Loans
Reconciliation of liabilities arising from financing activities
Cash flows		25,500
Additions		1,695
Changes in maturity		(1,313)
End of year		25,882
IFRS Bank overdrafts
Reconciliation of liabilities arising from financing activities
Beginning of year		3,374	3,310
Cash flows		(3,374)	64
End of year			3,374	3,310
Current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year		2,311	3,330
Cash flows		(2,311)	(1,077)
Additions			58
Changes in maturity		2,178
End of year		2,178	2,311	3,330
Major ordinary share transactions
Liquidity risk
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000
Number of common shares issued (in shares) | shares	4,479,088
Share price | $ / shares								$ 3.73
Less than 2 months
Liquidity risk
Total		6,852	10,921	15,370
2 to 12 months
Liquidity risk
Total		35,133	5,781	3,737
1 - 5 years
Liquidity risk
Total		61,303	63,246	8,844
More than five years
Liquidity risk
Total		€ 5,451	6,929	8,893
IFRS Bank overdrafts
Liquidity risk
Carrying amount			3,374	3,310
Total			3,374	3,310
IFRS Bank overdrafts | Less than 2 months
Liquidity risk
Total			€ 3,374	€ 3,310
IFRS Bank overdrafts | 2 to 12 months
Liquidity risk
Interest-bearing loans will mature in less than one year (in percent)		35.80%	11.60%	31.70%
Secured bank loans
Liquidity risk
Utilized amount of secured credit lines		€ 0	€ 3,374	€ 3,310
Carrying amount		39,880	41,312	505
Secured bank loans		3,500	3,500	3,500
Total		€ 57,598	€ 59,473	€ 505
Secured bank loans | Minimum
Liquidity risk
Interest rate on secured credit lines		4.31%	4.31%	3.75%
Secured bank loans | Maximum
Liquidity risk
Interest rate on secured credit lines		4.75%	4.75%	4.75%
Secured bank loans | Less than 2 months
Liquidity risk
Total		€ 778	€ 678	€ 105
Secured bank loans | 2 to 12 months
Liquidity risk
Total		3,969	3,516	400
Secured bank loans | 1 - 5 years
Liquidity risk
Total		52,851	55,279
Convertible Loan
Liquidity risk
Carrying amount		25,882
Total		28,936
Convertible Loan | 2 to 12 months
Liquidity risk
Total		28,936
Lease liabilities
Liquidity risk
Carrying amount		14,577	15,436	18,724
Total		16,577	17,713	21,777
Lease liabilities | Less than 2 months
Liquidity risk
Total		446	552	703
Lease liabilities | 2 to 12 months
Liquidity risk
Total		2,228	2,265	3,337
Lease liabilities | 1 - 5 years
Liquidity risk
Total		8,452	7,967	8,844
Lease liabilities | More than five years
Liquidity risk
Total		5,451	6,929	8,893
Trade payables
Liquidity risk
Carrying amount		5,628	6,317	11,252
Total		5,628	6,317	11,252
Trade payables | Less than 2 months
Liquidity risk
Total		€ 5,628	€ 6,317	€ 11,252
Common shares
Liquidity risk
Increase (decrease) in number of ordinary shares issued | shares			4,998,000
Convertible Loan Agreement with Lifera
Liquidity risk
Principal amount					$ 30.0	€ 28,332	$ 30.0
Centogene GmbH, CentoSafe B.V, and Centogene US, LLC [Member] | Loan facility
Liquidity risk
Principal amount	€ 40,200							$ 45.0